UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07743
                                                     ---------

                            THE ROCKLAND FUNDS TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)

                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               -----------------
              (Address of principal executive offices) (Zip code)

                                 RICHARD GOULD
                                 -------------
                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               -----------------
                    (Name and address of agent for service)

                                 1-800-497-3933
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2005

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                                 ANNUAL REPORT
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                   November 2005
Dear Shareholders,

We began our fiscal year fighting a strong headwind that favored value stocks over growth stocks. By March 2005, the 5-year anniversary of the beginning of the bear market, the Russell 2000 Value Index had outperformed the Russell 2000 Growth Index, incredibly, by more than 2000 basis points per year over those 5 years. There is a strong tendency for value to outperform growth in bear markets, but this large margin was unprecedented. As the enthusiasm for value stocks rose to a crescendo, investors poured assets into value to the detriment of growth, sort of the reverse of the late 90's. We believe that this year probably marked the end of that wave and the birth of a new wave favoring growth stocks. These waves often start slowly and build in force and power.

For the first half of our fiscal year, performance in the Russell 2000 Growth benchmark came from a number of unlikely candidates in the commodity and highly cyclical spaces. Energy stocks did very well, as did housing, steel and capital equipment; not sectors in which one generally finds true growth companies. We remained true to our growth discipline, investing your Rockland Fund primarily in the higher growth sectors of our economy including fast growing consumer, healthcare, and technology companies. We underperformed early in the year during a period when the larger capitalization stocks as well as the slower growth, low beta stocks did exceptionally well. After July however, as stated in our quarterly letter, we saw a distinct shift in our favor towards our higher growth stocks and smaller cap names. As you know, our style is a very pure form of fully invested small cap growth. In August and September of this year, we saw significant relative performance in our favor which continued during the end of October and into November. We believe that we are in the first inning of a reversion back to true growth stocks.

                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

               GOULD INVESTMENT PARTNERS, LLC, INVESTMENT ADVISER

It is worth noting that investment inflows and outflows drive performance of asset classes. Growth has been sold hard and compressed to levels not seen in decades. Value has been massively overbought. When fund flows shift from value to growth, as we believe they are starting to right now, investors often get doubly rewarded with stocks tracking strong earnings growth and getting an extra boost from P/E expansion.

Up until now, only the more sophisticated institutional investors have begun to move towards our small cap growth asset class. If this plays out according to our beliefs, we would expect fund flows and fundamental power to drive performance in coming years.

Thank you for your continued support.

Sincerely,

/s/Richard H. Gould
Your Fund Manager,

Richard H. Gould, CFA, CMT

            COMPARISON OF A HYPOTHETICAL $10,000 INITIAL INVESTMENT

               Rockland                   NASDAQ      Russell      Russell
              Small Cap      S&P 500     Composite      2000         2000
    date     Growth Fund      Index        Index       Index     Growth Index
    ----     -----------      -----        -----       -----     ------------
   12/2/96     $10,000       $10,000     $10,000      $10,000       $10,000
   9/30/97     $14,452       $12,707     $13,084      $12,992       $10,727
   9/30/98     $11,532       $13,856     $13,179      $10,521        $9,427
   9/30/99     $19,897       $17,710     $21,504      $12,528       $12,503
 9/30/2000     $41,411       $20,061     $28,796      $15,458       $16,212
 9/30/2001     $24,061       $14,720     $11,711      $12,179        $9,308
 9/30/2002     $17,671       $11,703      $9,137      $11,046        $7,617
 9/30/2003     $25,762       $14,559     $14,157      $15,078       $10,796
 9/30/2004     $24,356       $16,591     $15,107      $17,844       $12,034
 9/30/2005     $26,416       $18,624     $17,253      $21,048       $14,196

This graph shows the performance of a hypothetical initial gross investment of $10,000 that was invested in the Rockland Small Cap Growth Fund on December 2, 1996, when the Fund started. As the chart shows, by September 30, 2005, the value of the investment would have grown to $26,416; a 164.16% increase on the initial investment. Over the same period, an initial investment of $10,000 in the NASDAQ Composite Index would have increased to $17,253. Also, look at how the Russell 2000 Growth Index did over the same period. The same $10,000 would have increased to $14,196. A $10,000 investment in the S&P 500 Index would have increased to $18,624; if invested in the Russell 2000 Index it would have increased to $21,048.

FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                         AVERAGE ANNUAL TOTAL RETURN
                                  -------------------------------------------
                                                           SINCE COMMENCEMENT
                                  ONE YEAR    FIVE YEAR    OF OPERATIONS*<F1>
                                  ---------   ---------    ------------------
Rockland Small Cap Growth Fund      8.46%        -8.60%           11.63%
S&P 500 Index                      12.25%        -1.49%            7.30%
NASDAQ Composite Index             14.19%        -9.71%            6.37%
Russell 2000 Index                 17.95%         6.45%            8.80%
Russell 2000 Growth Index          17.97%        -2.54%            4.05%

The Standard &Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 Index is an unmanaged index of 2,000 stocks weighted by market capitalization. The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*<F1>     December 2, 1996.

ROCKLAND SMALL CAP GROWTH FUND

EXPENSE EXAMPLE -- SEPTEMBER 30, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING ACCOUNT              ENDING ACCOUNT               EXPENSES PAID DURING
                                          VALUE 4/1/05                 VALUE 9/30/05            PERIOD 4/1/05 - 9/30/051<F2>
                                           -----------                 -------------            ----------------------------
Actual*<F3>                                 $1,000.00                     $1,067.40                        $8.60
Hypothetical (5% return
  before expenses)**<F4>                     1,000.00                      1,016.75                         8.39



1<F2> Expenses are equal to the Fund's annualized expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian for such overdrafts was 0.01%.
*<F3> Excluding interest expense, your actual cost of investment in the Fund would be $8.55.
**<F4> Excluding interest expense, your hypothetical cost of investment in the Fund would be $8.34.

ROCKLAND SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

ASSETS:
     Investments, at value (cost $47,232,790)                   $57,145,212
     Receivable for investments sold                              2,499,408
     Receivable for capital shares sold                               1,586
     Dividends and interest receivable                                1,874
     Other assets                                                    19,155
                                                                -----------
         Total Assets                                            59,667,235
                                                                -----------
LIABILITIES:
     Payable for investments purchased                            2,312,129
     Capital shares repurchased                                      16,811
     Payable to Adviser                                              46,808
     Accrued expenses and other liabilities                         118,239
                                                                -----------
         Total Liabilities                                        2,493,987
                                                                -----------
NET ASSETS                                                      $57,173,248
                                                                -----------
                                                                -----------
NET ASSETS CONSIST OF:
     Capital stock                                              $64,728,306
     Accumulated net realized loss on investments sold          (17,467,480)
     Net unrealized appreciation on investments                   9,912,422
                                                                -----------
         Total Net Assets                                       $57,173,248
                                                                -----------
                                                                -----------
     Shares of beneficial interest outstanding
       (unlimited shares of $0.001 par value authorized)          3,538,723
     Net asset value, redemption price and
       offering price per share                                 $     16.16
                                                                -----------
                                                                -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME:
     Dividend income (net of foreign tax withheld of $476)      $    64,224
     Interest income                                                  8,791
                                                                -----------
         Total investment income                                     73,015
                                                                -----------
EXPENSES:
     Investment advisory fee                                        566,942
     Administration fee                                              38,879
     Shareholder servicing and accounting costs                     139,242
     Custody fees                                                    35,903
     Federal and state registration                                  35,933
     Professional fees                                               75,600
     Reports to shareholders                                         14,623
     Trustees' fees and expenses                                     50,337
     Other                                                           11,922
                                                                -----------
         Total expenses before interest expense                     969,381
     Interest expense (Note 5)                                        8,863
                                                                -----------
         Total expenses                                             978,244
                                                                -----------
NET INVESTMENT LOSS                                                (905,229)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                             6,214,239
     Net change in unrealized appreciation/depreciation
       on investments                                              (161,339)
                                                                -----------
     Net realized and unrealized gain on investments              6,052,900
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $5,147,671
                                                                -----------
                                                                -----------
                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              YEAR ENDED                    YEAR ENDED
                                                                          SEPTEMBER 30, 2005            SEPTEMBER 30, 2004
                                                                          ------------------            ------------------
OPERATIONS:
          Net investment loss                                                  $  (905,229)                 $ (1,244,055)
          Net realized gain on investments                                       6,214,239                     8,541,062
          Net change in unrealized
            appreciation/depreciation on investments                              (161,339)                   (9,648,812)
                                                                               -----------                  ------------
          Net increase (decrease) in net assets resulting from operations        5,147,671                    (2,351,805)
                                                                               -----------                  ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                      (8,743,360)                  (44,607,173)
                                                                               -----------                  ------------
NET DECREASE IN NET ASSETS                                                      (3,595,689)                  (46,958,978)
NET ASSETS:
          Beginning of period                                                   60,768,937                   107,727,915
                                                                               -----------                  ------------
          End of period                                                        $57,173,248                  $ 60,768,937
                                                                               -----------                  ------------
                                                                               -----------                  ------------


                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS



                                                                         YEARS ENDED SEPTEMBER 30,
                                            -------------------------------------------------------------------------------
                                            2005            2004(1)<F5>             2003              2002             2001
                                            ----            -----------             ----              ----             ----
Per Share Data:
Net asset value, beginning of year         $14.90              $15.76              $10.81            $14.72           $32.22
                                           ------              ------              ------            ------            ------
Income from investment operations:
   Net investment loss                      (0.26)(2)<F6>       (0.22)(3)<F7>       (0.19)(3)<F7>     (0.20)(2)<F6>     (0.14)(2)
   Net realized and unrealized                                                                                                <F6>
     gains (losses) on investments           1.52               (0.66)               5.14             (3.71)           (11.84)
                                           ------              ------              ------            ------            ------
       Total from investment operations      1.26               (0.88)               4.95             (3.91)           (11.98)
                                           ------              ------              ------            ------            ------
Redemption fees                              0.00                0.02                  --                --                --
                                           ------              ------              ------            ------            ------
Less distributions from
  net realized gains                           --                  --                  --                --             (5.52)
                                           ------              ------              ------            ------            ------
Net asset value, end of year               $16.16              $14.90              $15.76            $10.81            $14.72
                                           ------              ------              ------            ------            ------
                                           ------              ------              ------            ------            ------
Total return                                8.46%             (5.46)%              45.79%          (26.56)%          (41.89)%
Supplemental data and ratios:
   Net assets, end of year            $57,173,248         $60,768,937        $107,727,915       $36,982,866       $67,762,250
   Ratio of expenses
     to average net assets                  1.73%(4)<F8>        1.66%(4)<F8>        1.54%(4)<F8>      1.57%(4)<F8>      1.41%
   Ratio of net investment loss
     to average net assets                (1.60)%             (1.35)%             (1.47)%           (1.21)%           (0.86)%
   Portfolio turnover rate                246.17%             331.98%             449.89%           513.67%           513.68%



(1)<F5> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.
(2)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F7> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)<F8> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended September 30, 2005, 2004, 2003 and 2002 was 0.02%, 0.03%, 0.03% and 0.12%,
          respectively.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005

     SHARES                                                        VALUE
     ------                                                        -----

             COMMON STOCKS -- 99.9%
             APPAREL -- 1.7%
     58,100  True Religion Apparel, Inc. (a)<F9>                $   966,784
                                                                -----------
             COMMERCIAL SERVICES -- 0.9%
      2,300  The Corporate Executive Board Company                  179,354
      5,000  Gevity HR, Inc.                                        136,200
     15,200  TechTeam Global, Inc. (a)<F9>                          183,616
                                                                -----------
                                                                    499,170
                                                                -----------
             COMMUNICATIONS -- 7.5%
     89,800  Arris Group Inc. (a)<F9>                             1,065,028
     33,000  j2 Global Communications, Inc. (a)<F9>               1,333,860
     49,500  NETGEAR, Inc. (a)<F9>                                1,190,970
     82,700  UbiquiTel Inc. (a)<F9>                                 722,798
                                                                -----------
                                                                  4,312,656
                                                                -----------
             COMPUTERS & PERIPHERALS -- 1.5%
     64,400  Rackable Systems Inc. (a)<F9>                          847,504
                                                                -----------
             CONSUMER NON-DURABLES -- 0.5%
      7,000  Jarden Corporation (a)<F9>                             287,490
                                                                -----------
             DISTRIBUTION -- 3.4%
     45,900  Central European Distribution
               Corporation (a)<F9>                                1,954,881
                                                                -----------
             EDUCATION -- 1.6%
     20,100  Educate, Inc. (a)<F9>                                  301,500
     12,800  Education Management Corporation (a)<F9>               412,672
      3,800  ITT Educational Services, Inc. (a)<F9>                 187,530
                                                                -----------
                                                                    901,702
                                                                -----------
             FINANCIAL SERVICES -- 5.5%
     83,333  ECapital Financial Corporation (a)<F9>(c)<F11>           2,500
     10,000  Euronet Worldwide, Inc. (a)<F9>                        295,900
     10,000  GFI Group Inc. (a)<F9>                                 411,700
     32,000  Portfolio Recovery Associates, Inc. (a)<F9>          1,381,760
     52,700  VeriFone Holdings, Inc. (a)<F9>                      1,059,797
                                                                -----------
                                                                  3,151,657
                                                                -----------
             HEALTH CARE SERVICES & SUPPLIES -- 14.4%
     20,800  Allion Healthcare, Inc. (a)<F9>                        374,608
      9,600  American Healthways, Inc. (a)<F9>                      407,040
     67,800  HealthExtras, Inc. (a)<F9>                           1,449,564
     42,550  Matria Healthcare, Inc. (a)<F9>                      1,606,262
     49,600  NationsHealth, Inc. (a)<F9>                            394,320
     34,700  Providence Service Corporation (a)<F9>               1,061,473
     33,400  Radiation Therapy Services, Inc. (a)<F9>             1,064,124
     15,500  Stericycle, Inc. (a)<F9>                               885,825
     10,000  Symbion, Inc. (a)<F9>                                  258,700
     18,950  United Surgical Partners
             International, Inc. (a)<F9>                            741,135
                                                                -----------
                                                                  8,243,051
                                                                -----------
             HOUSING -- 0.9%
     15,000  Builders FirstSource, Inc. (a)<F9>                     334,950
      2,500  Meritage Homes Corporation (a)<F9>                     191,650
                                                                -----------
                                                                    526,600
                                                                -----------
             INTERNET SERVICES -- 7.2%
     65,000  CNET Networks, Inc. (a)<F9>                            882,050
      6,000  Equinix, Inc. (a)<F9>                                  249,900
     13,000  GSI Commerce, Inc. (a)<F9>                             258,700
     22,400  Netease.com Inc. -- ADR (a)<F9>(b)<F10>              2,016,224
     40,500  WebSideStory, Inc. (a)<F9>                             717,660
                                                                -----------
                                                                  4,124,534
                                                                -----------
             MEDIA -- 1.7%
     10,000  Access Integrated Technologies
               Inc. -- Class A (a)<F9>                              100,300
     15,900  Central European Media Enterprises
               Ltd. -- Class A (a)<F9>(b)<F10>                      839,679
                                                                -----------
                                                                    939,979
                                                                -----------
             MEDICAL PRODUCTS -- 14.0%
     15,200  Dade Behring Holdings Inc.                             557,232
     20,000  ev3 Inc. (a)<F9>                                       375,000
     24,900  Foxhollow Technologies Inc. (a)<F9>                  1,185,489
     20,400  Hologic, Inc. (a)<F9>                                1,178,100
     17,850  IntraLase Corp (a)<F9>                                 262,574
     27,600  IRIS International Inc. (a)<F9>                        508,944
     16,100  Kyphon Inc. (a)<F9>                                    707,434
     19,151  ResMed Inc. (a)<F9>                                  1,525,377
     14,900  Symmetry Medical Inc. (a)<F9>                          353,130
     36,500  Syneron Medical Ltd. (a)<F9>(b)<F10>                 1,333,710
                                                                -----------
                                                                  7,986,990
                                                                -----------
             OIL & GAS SERVICES -- 17.7%
     32,100  Alpha Natural Resources, Inc. (a)<F9>                  964,284
     20,000  Cal Dive International, Inc. (a)<F9>                 1,268,200
     35,000  Edge Petroleum Corporation (a)<F9>                     923,650
     13,000  Holly Corporation                                      831,740
     15,000  Hornbeck Offshore Services, Inc. (a)<F9>               549,450
     16,000  Oil States International, Inc. (a)<F9>                 580,960
     12,000  Spinnaker Exploration Company (a)<F9>                  776,280
     20,800  Swift Energy Company (a)<F9>                           951,600
     32,000  Todco -- Class A (a)<F9>                             1,334,720
     20,000  Unit Corporation (a)<F9>                             1,105,600
     25,900  W-H Energy Services, Inc. (a)<F9>                      839,678
                                                                -----------
                                                                 10,126,162
                                                                -----------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 1.6%
     13,500  Critical Therapeutics, Inc. (a)<F9>                    127,170
     13,800  Techne Corporation (a)<F9>                             786,324
                                                                -----------
                                                                    913,494
                                                                -----------
             RETAIL -- 5.2%
     45,000  Cosi, Inc. (a)<F9>                                     441,900
     30,600  LIFE TIME FITNESS, Inc. (a)<F9>                      1,014,084
      2,900  Tractor Supply Company (a)<F9>                         132,385
     29,000  USANA Health Sciences Inc. (a)<F9>                   1,383,300
                                                                -----------
                                                                  2,971,669
                                                                -----------
             SEMICONDUCTORS -- 10.5%
     13,100  Cascade Microtech, Inc. (a)<F9>                        176,326
      9,200  Genesis Microchip Incorporated (a)<F9>                 201,940
     44,200  Microsemi Corporation (a)<F9>                        1,128,868
     62,500  M-Systems Flash Disk
               Pioneers Ltd. (a)<F9>(b)<F10>                      1,870,000
     83,700  Netlogic Microsystems Inc. (a)<F9>                   1,807,083
      5,000  SiRF Technology Holdings, Inc. (a)<F9>                 150,650
     20,400  Trident Microsystems, Inc. (a)<F9>                     648,924
                                                                -----------
                                                                  5,983,791
                                                                -----------
             SOFTWARE -- 3.3%
     50,500  Kenexa Corporation (a)<F9>                             632,260
     51,900  The Ultimate Software Group, Inc. (a)<F9>              955,998
     15,000  Witness Systems, Inc. (a)<F9>                          313,350
                                                                -----------
                                                                  1,901,608
                                                                -----------
             TRANSPORTATION -- 0.8%
     33,200  Accuride Corporation (a)<F9>                           458,492
                                                                -----------
             TOTAL COMMON STOCKS (Cost $47,185,792)              57,098,214
                                                                -----------
   PRINCIPAL
     AMOUNT
     ------

             SHORT-TERM INVESTMENTS -- 0.1%
             VARIABLE RATE DEMAND NOTE *<F12> -- 0.1%
    $46,998  U.S. Bank, N.A. -- 3.59%                                46,998
                                                                -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $46,998)             46,998
                                                                -----------
             TOTAL  INVESTMENTS (Cost $47,232,790) -- 100.0%     57,145,212
             Other Assets in Excess of Liabilities -- 0.0%           28,036
                                                                -----------
             TOTAL NET ASSETS -- 100.0%                         $57,173,248
                                                                -----------
                                                                -----------
(a)<F9>   Non-income producing security.
(b)<F10>  Foreign security.
(c)<F11>  Illiquid security- acquired through private placement.  (Note 2)
*<F12>    Variable rate security.  The rate listed is as of September 30, 2005.
ADR       American Depository Receipt.

ROCKLAND SMALL CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- SEPTEMBER 30, 2005

    Percentages represent market value as a percentage of total investments.

Apparel - 1.7%                                     1.7%
Commercial Services - 0.9%                         0.9%
Communications - 7.5%                              7.5%
Computers & Peripherals - 1.5%                     1.5%
Consumer Non-Durables - 0.5%                       0.5%
Distribution - 3.4%                                3.4%
Education - 1.6%                                   1.6%
Financial Services - 5.5%                          5.5%
Health Care Services & Supplies - 14.4%           14.4%
Housing - 0.9%                                     0.9%
Internet Services - 7.2%                           7.2%
Media - 1.7%                                       1.7%
Medical Products - 14.0%                          14.0%
Oil & Gas Services - 17.7%                        17.7%
Pharmaceuticals & Biotechnology - 1.6%             1.6%
Retail - 5.2%                                      5.2%
Semiconductors - 10.5%                            10.5%
Software - 3.3%                                    3.3%
Transportation - 0.8%                              0.8%
Variable Rate Demand Note - 0.1%                   0.1%

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 2005

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange other than the NASDAQ National Market and Capital Market exchanges ("NASDAQ"), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 and valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charged a 1% redemption fee on shares held less than 180 days. Effective March 31, 2005, the Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. Because the shares are restricted, Gould IP has valued them at $0.03 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of purchase on March 15, 2001 for $167 and the sales price of recent private placements in its common stock. No quoted market price exists for ECapital shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the years ended September 30, 2005 and September 30, 2004, respectively, were as follows:

  YEAR ENDED
  SEPTEMBER 30, 2005                            $                  SHARES
  ------------------                           ---                 ------
     Shares sold                           $ 20,475,196           1,349,577
     Shares redeemed                        (29,223,961)         (1,888,632)
     Redemption fees                              5,405                  --
                                           ------------          ----------
     Net decrease                          $ (8,743,360)           (539,055)
                                           ------------
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                          4,077,778
                                                                 ----------
     End of period                                                3,538,723
                                                                 ----------
                                                                 ----------
     YEAR ENDED
     SEPTEMBER 30, 2004                         $                  SHARES
     ------------------                        ---                 ------
     Shares sold                           $ 42,826,559           2,483,168
     Adviser reimbursement
       for compliance break                       3,097                  --
     Shares redeemed                        (87,528,491)         (5,242,405)
     Redemption fees                             91,662                  --
                                           ------------          ----------
     Net decrease                          $(44,607,173)         (2,759,237)
                                           ------------
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                          6,837,015
                                                                 ----------
     End of period                                                4,077,778
                                                                 ----------
                                                                 ----------
4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the year ended September 30, 2005, were $139,551,282 and $149,417,020, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the year ended September 30, 2005.

     At September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F13>                            $ 47,434,746
                                                            ------------
                                                            ------------
     Gross unrealized appreciation                          $ 10,532,853
     Gross unrealized depreciation                              (822,387)
                                                            ------------
     Net unrealized appreciation/(depreciation)             $  9,710,466
                                                            ------------
                                                            ------------
     Other accumulated losses                               $(17,265,524)
                                                            ------------
     Total accumulated earnings/(losses)                    $ (7,555,058)
                                                            ------------
                                                            ------------
(a)<F13> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2005, the Fund had accumulated net realized capital loss carryovers of $17,265,524 with $14,500,190 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. The Fund utilized $5,686,384 of capital loss carryover for the fiscal year ended September 30, 2005.

     The Fund made no distributions during the fiscal years ended September 30, 2005 and September 30, 2004.

     As a result of permanent book to tax differences relating to a net operating loss, accumulated net investment loss has been increased by $905,229 and capital stock has been decreased by $905,229.

5.   INTEREST EXPENSE

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 5.47% for the year ended September 30, 2005) for overdrafts. During the year ended September 30, 2005, the Fund had an outstanding average daily balance of $364,396 from overdrafts. The Fund incurred $8,863 in interest expense for the year ended September 30, 2005.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     On March 31, 2004 at a Special Meeting of Shareholders of The Rockland Small Cap Growth Fund (the "Fund"), a series of The Rockland Funds Trust (the "Trust"), the shareholders approved a new investment advisory agreement for the Fund with Gould Investment Partners LLC ("GIP"). The initial term of the investment advisory agreement is two years. GIP is a federally registered investment advisory firm established by the Fund's portfolio manager, Richard H. Gould. Mr. Gould was employed by the Fund's former investment adviser, Greenville Capital Management, Inc. ("Greenville") since 1994 and has served as the Fund's portfolio manager since its inception in 1996.

     Pursuant to its advisory agreement with the Trust, GIP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month periods ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

A complete schedule of the Fund's portfolio holdings for the second and fourth quarters is included in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov. Copies of Form N-Q can also be obtained by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

ROCKLAND SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
The Rockland Funds Trust:

  We have audited the accompanying statement of assets and liabilities of the Rockland Small Cap Growth Fund (the "Fund", a series of the Rockland Funds Trust), including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                         /s/KPMG LLP
Chicago, Illinois
November 21, 2005

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and Officers and is available, without charge, upon request by calling toll-free 1-800-497-3933.

                                      TERM OF
                                      OFFICE &                                                         NUMBER OF
                                      LENGTH                                                         PORTFOLIOS IN      OTHER
                         POSITION     OF TIME                                                          COMPLEX      DIRECTORSHIPS
NAME,                    HELD WITH    SERVED(1)   PRINCIPAL OCCUPATION(S)                              OVERSEEN        HELD BY
ADDRESS & AGE            THE TRUST          <F14> DURING PAST FIVE YEARS                              BY TRUSTEE       TRUSTEE
-------------            ---------    ----------- ----------------------                              ----------       -------

INDEPENDENT TRUSTEES OF THE TRUST
George Keeley            Trustee      Since       General partner of Meridian Venture Partners            1            None
c/o U.S. Bancorp                      2000        from 1985-1997.  Retired in 1998.  Director of
  Fund Services, LLC                              Clearfield Energy (private oil and natural gas
615 E. Michigan St.                               companies) since 1987.
Milwaukee, WI  53202
Age: 75

Edwin W. Moats, Jr.      Lead         Since       President of Moats Enterprises (investments and         1            None
Moats Enterprises        Independent  1999        operations of restaurants, manufacturing and sports-
611 Commerce St.         Trustee                  related businesses) since 1999.  Mr. Moats was
Suite 3100                                        President and CEO of Nascar Cafe from 1999 to
Nashville, TN  37203                              2002.  Mr. Moats was President of Logan's
Age: 57                                           Roadhouse, Inc. (restaurant chain) from 1992 to
                                                  1999 and CEO from 1995 to 1999.  Mr. Moats has
                                                  been a partner in the Haury and Moats Company
                                                  (franchisee of six Captain D's Seafood Restaurants)
                                                  since 1977.  Mr. Moats was Chairman and CEO of
                                                  Metropolitan Federal Savings Bank from 1989 to
                                                  1991 and President and COO from 1984 to 1989.

Dr. Peter Utsinger       Trustee      Since       Retired, was a practicing physician in arthritis and    1            None
c/o U.S. Bancorp                      1996        rheumatic diseases since 1970 when he received
  Fund Services, LLC                              his M.D. from Georgetown University.  Dr.
615 E. Michigan St.                               Utsinger was Director of the Arthritis Clinical and
Milwaukee, WI  53202                              Research unit at the University of North Carolina
Age: 60                                           and has written over 100 publications in his area
                                                  of specialty.  He is a consultant to multiple
                                                  pharmaceutical companies.

R. Peter Zimmermann      Trustee      Since       Retired, formerly CFO of TL Ventures                    1            None
c/o U.S. Bancorp                      2004        (Philadelphia-based venture capital partnership)
  Fund Services, LLC                              from 1996 to 1998.  Served as CFO of Decision
615 E. Michigan St.                               One (computer maintenance company) from
Milwaukee, WI  53202                              1993 to 1996.
Age: 65

INTERESTED TRUSTEES OF THE TRUST
Richard H. Gould(2)<F15> Trustee,     Since       Chairman, President and Chief Investment Officer        1            None
1235 Westlakes Drive     President    1996        of Gould Investment Partners LLC ("GIP") since
Suite 280                & Treasurer              2004 and manager of the Fund since the Fund's
Berwyn, PA  19312                                 inception.  From 1994 to 2004, Mr. Gould was
Age: 45                                           Vice President of Greenville Capital Management,
                                                  Inc. (the Fund's former adviser).  From 1987
                                                  until 1994, Mr. Gould was associated with PNC
                                                  Investment Management, first as an equity analyst
                                                  and later as the co-manager of the PNC Small Cap
                                                  Growth Fund.  Mr. Gould received his Chartered
                                                  Financial Analyst designation in 1989; became a
                                                  Chartered Market Technician in 1995; and received
                                                  his B.S. in 1982 and his M.B.A. in Finance in 1985,
                                                  both from The Pennsylvania State University.
OFFICERS OF THE TRUST
Richard H. Gould(2)<F15> President &              See information above under "Interested Trustees
1235 Westlakes Drive     Treasurer                of the Trust."
Suite 280
Berwyn, PA  19312
Age: 45

Sanjay Upadhyaya         Vice         Since       Vice President and Senior Trader of GIP, and was one
1235 Westlakes Drive     President    2005        of the original founders in 2004.  Prior to GIP, he was
Suite 280                                         a trader at Greenville Capital Management from 1994
Berwyn, PA  19312                                 to 2004.  Mr. Upadhyaya managed all of the trades for
Age: 34                                           the Rockland Small Cap Growth Fund at Greenville,
                                                  oversaw the Instinet System trading, and handled all
                                                  account reconciliation and reporting. Mr. Upadhyaya
                                                  received his Bachelor of Arts in Finance from Goldey
                                                  Beacom College in 1994.  In addition to heading the
                                                  trading department at Gould, Mr. Upadhyaya oversees
                                                  all of the firm's information technology capabilities,
                                                  including the firm's "state of the art" trading platform.

Barbara Grosso           Secretary    Since       Chief Compliance Officer and Office Manager of
1235 Westlakes Drive     and Chief    2004        GIP since 2004.  From 1996 through 2004, Ms.
Suite 280                Compliance               Grosso served as Director of Administration and
Berwyn, PA  19312        Officer                  Compliance Officer for Cashman and Associates
Age: 39                  (CCO)                    Capital Management, LP.  From 1984 through 1996,
                                                  Ms. Grosso served as Director of Administration and
                                                  Compliance Officer for Cashman, Farrell and Associates.


(1)<F14> Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.
(2)<F15> Mr. Gould is deemed to be an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                      Mr. Sanjay Upadhyaya, Vice President
                      Ms. Barbara Grosso, Secretary & CCO

                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                 Constellation Investment Distribution Company
                              1205 Westlakes Drive
                               Berwyn, PA  19312

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Edwin Moats, Jr. and R. Peter Zimmermann are the "audit committee financial experts" and both are considered to be "independent" under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                        FYE  09/30/2005       FYE  09/30/2004
                        ---------------       ---------------

Audit Fees              $22,500               $16,000
Audit-Related Fees      $0                    $0
Tax Fees                $2,200                $2,150
All Other Fees          $0                    $0


The registrant's audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years.


Non-Audit Related Fees     FYE  09/30/2005    FYE  09/30/2004
----------------------     ---------------    ---------------

Registrant                 $0                 $0
Registrant's Investment
  Adviser                  $0                 $0



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-5(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. "Filed herewith"

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   The Rockland Funds Trust
                    ------------------------

     By (Signature and Title) /s/Richard Gould
                              ----------------
                              Richard Gould, President

     Date  December 5, 2005
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Richard Gould
                              ----------------
                              Richard Gould, President and Treasurer

     Date  December 5, 2005
           ----------------